Leases - Schedule of Supplemental Weighted-Average Leases (Details)	Dec. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Weighted-average remaining lease term	3 years 11 months 19 days	1 year 6 months 3 days
Weighted-average discount rate	8.25%	10.00%